Wells, Pipelines, Properties, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Wells, Pipelines, Properties, Plant and Equipment, Net

NOTE 15. WELLS, PIPELINES, PROPERTIES, PLANT AND EQUIPMENT, NET

		Plants	Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Unproductive fixed assets	Other fixed assets	Total fixed assets
Investment
Balances as of January 1, 2017	Ps.	758,446,110	23,269,116	460,145,428	1,318,822,917	62,743,033	322,704,205	50,746,687	19,442,845	207,414,148	44,571,618	—	491,506	3,268,797,613
Acquisitions		10,018,030	418,283	7,054,793	14,937,882	802,300	7,811,374	1,183,679	284,445	51,410,469	58,563	—	—	93,979,818
Reclassifications		3,146,955	—	(53,349)	—	98,245	(10,199,213)	(96,899)	(75,674)	(812,943)	(560)	—	4,072,464	(3,920,974)

Capitalization		43,033,864	—	21,357,074	36,564,811	1,265,246	8,677,765	30,879	3,746,395	(114,700,828)	29,248	—	(4,454)	—
Impairment		(48,020,616)	—	2,226,771	(83,236,991)	—	(15,564,190)	—	—	(6,849,534)	—	—	—	(151,444,560)
Disposals		(10,598,983)	(244,283)	(8,862,541)	(19,340,709)	(208,353)	—	(806,694)	(226,375)	(6,724,930)	(112,170)	—	(4,440,865)	(51,565,902)

Balances as of December 31, 2017		756,025,360	23,443,116	481,868,176	1,267,747,910	64,700,471	313,429,941	51,057,652	23,171,636	129,736,382	44,546,699	—	118,651	3,155,845,995

Acquisitions		13,362,218	1,059,027	852,308	38,829,246	329,969	4,958,299	473,812	117,632	54,407,962	434,698	(106)	—	114,825,065
Reclassifications		1,400,531	45,268	(1,603,022)	—	37,343	(4,039,499)	3,015,144	101,424	32,280	(6,620)	2,780,266	(869)	1,762,246
Capitalization		25,752,538	—	2,456,977	21,269,614	991,061	—	163,000	227,334	(50,828,761)	—	—	(31,763)	—
Impairment		20,226,139	—	(59,632,531)	59,774,797	(831,561)	12,133,524	—	(6,981,561)	(3,269,810)	—	—	—	21,418,997
Disposals		(5,496,395)	(4,466,446)	(2,705,958)	(8,297,844)	(382,120)	—	(2,689,566)	(1,476,513)	(725,540)	(623,152)	(2,780,160)	(53,361)	(29,697,055)

Balances as of December 31, 2018	Ps.	811,270,391	20,080,965	421,235,950	1,379,323,723	64,845,163	326,482,265	52,020,042	15,159,952	129,352,513	44,351,625	—	32,659	3,264,155,248

Accumulated depreciation and amortization
Balances as of January 1, 2017	Ps.	(360,016,979)	(2,942,575)	(152,365,227)	(850,536,754)	(39,124,631)	(153,161,770)	(36,990,666)	(5,916,763)	—	—	—	—	(1,601,055,365)
Depreciation and amortization		(45,709,123)	(2,198,867)	(15,095,115)	(74,673,473)	(1,906,164)	(13,192,369)	(2,890,563)	(1,038,839)	—	—	—	—	(156,704,513)
Reclassifications		2,799,244	—	(72,841)	—	(69,236)	1,146,904	102,375	14,532	—	—	—	—	3,920,978
Disposals		8,902,711	127,458	7,573,769	16,810,591	59,022	—	805,916	222,764	—	—	—	—	34,502,231

Balances as of December 31, 2017		(394,024,147)	(5,013,984)	(159,959,414)	(908,399,636)	(41,041,009)	(165,207,235)	(38,972,938)	(6,718,306)	—	—	—	—	(1,719,336,669)

Depreciation and amortization		(44,925,549)	(1,347,046)	(14,799,664)	(70,255,577)	(2,026,403)	(15,968,324)	(2,827,887)	(1,231,590)	—	—	—	—	(153,382,040)
Reclassifications		(212,207)	(45,953)	232,680	—	17,387	1,344,469	(3,003,850)	(94,772)	—	—	—	—	(1,762,246)
Disposals		2,558,780	408,502	1,262,358	5,187,467	125,769	—	2,643,297	625,618	—	—	—	—	12,811,791

Balances as of December 31, 2018	Ps.	(436,603,123)	(5,998,481)	(173,264,040)	(973,467,746)	(42,924,256)	(179,831,090)	(42,161,378)	(7,419,050)	—	—	—	—	(1,861,669,164)

Wells, pipelines, properties, plant and equipment—net as of December 31,2017	Ps.	362,001,214	18,429,132	321,908,762	359,348,274	23,659,462	148,222,706	12,084,714	16,453,330	129,736,382	44,546,699	—	118,651	1,436,509,326

Wells, pipelines, properties, plant and equipment—net as of December 31,2018	Ps.	374,667,268	14,082,484	247,971,910	405,855,977	21,920,907	146,651,175	9,858,664	7,740,902	129,352,513	44,351,625	—	32,659	1,402,486,084

Depreciation rates		3 to 5%	5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—	—	—	—
Estimated useful lives		20 to 35	20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—	—	—	—

(1)	Mainly wells, pipelines and plants

a.

As of December 31, 2018, 2017 and 2016, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 2,198,191, Ps. 3,060,963 and Ps. 3,667,752, respectively.

b.

The combined depreciation of fixed assets and amortization of wells for the fiscal years ended December 31, 2018, 2017 and 2016, recognized in operating costs and expenses, was Ps. 153,382,040, Ps.156,704,513 and Ps. 150,439,491, respectively, which includes costs related to plugging and abandonment of wells for the years ended December 31, 2018, 2017 and 2016 of Ps. 983,438, Ps. 850,015 and Ps. 1,698,312, respectively.

c.

As of December 31, 2018 and 2017, provisions relating to future plugging of wells costs amounted to Ps. 84,050,900 and Ps. 68,797,600, respectively, and are presented in the “Provisions for plugging of wells” (see Note 21).

d.

As of December 31, 2018 and 2017, acquisitions of property, plant and equipment include transfers from wells unassigned to a reserve for Ps. 6,726,769 and Ps. 16,440,645, respectively (see Note 16) and Ps. 4,652,314 from avalilable-for-sale non-financial assets as of December 31, 2017.

e.

As of December 31, 2018 and 2017, PEMEX recognized a net reversal of impairment of Ps. 21,418,997 and a net impairment of Ps. (151,444,560), respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

i.	As of December 31, 2018, the net reversal of impairment was as follows:

	(Impairment)		Reversal of impairment		Reversal of impairment / (Impairment)
Pemex Logistics	Ps.	(40,288,338)	Ps.	—	Ps.	(40,288,388)
Pemex Fertilizers		(2,246,264)		—		(2,246,264)
PMI NASA		(1,719,627)		—		(1,719,627)
Pemex Exploration and Production		(63,252,635)		128,266,251		65,013,616
Pemex Industrial Transformation		(13,788,470)		14,448,080		659,610

Total	Ps.	(121,295,334)	Ps.	142,714,331	Ps.	21,418,997

Cash Generating Units of Pemex Logistics

Cash Generating Units of pipelines

As of December 31, 2018, Pemex Logistics recognized an impairment in the CGU of pipelines for Ps. 40,288,338, mainly due to a decrease in income flows projection of 46%, from an annual average income of Ps. 47,219,903 at the end of 2017 to Ps. 25,271,404 at the end of 2018, in addition to an increase in the cost of non-operating losses of 40%, from an annual average of Ps. 18,067,730 at the end of 2017 to Ps. 25,226,769 at the end of 2018. This increase was partially offset by a decrease in direct operating costs of 58%, from annual average costs at the end of 2017 of Ps. 16,485,969 to Ps. 6,880,967 at the end of December 2018, as well as a decrease in the discount rate, from 15.41% at the end of 2017 to 13.55% at the end of 2018.

The recoverable amounts of the assets as of December 31, 2018, corresponding to the discounted cash flows at the rate of 13.55% are the following:

TAD, TDGL, TOMS (Stotage terminals)	Ps.	92,772,003
Land Transport (white pipes)		445,377
Primary logistics		111,941,265

Total	Ps.	205,158,645

Cash Generating Units of Pemex Fertilizers

Cash generating units are plants used in the ammonia process.

The recoverable amount of assets is based on each asset’s value in use. To determine cash flows, volumes to be produced and sales to be carried out were taken into consideration. The discount rate used was 8.92%.

As of December 31, 2018, Pemex Fertilizers recognized an impairment of Ps. (2,246,264). The impairment is presented as a separate line item in the consolidated statement of comprehensive income.

Cash Generating Units of PMI NASA

As of December 31, 2018, PMI NASA recognized an impairment of Ps. (1,719,627), due to the disuse of the Cerro de la Pez Flotel, as a consequence of the reduction in the development of projects in recent months. This impairment was calculated by comparing the disbursement that would have to be made to acquire a flotel with similar characteristics compared to the valuation made by a specialized company of the flotel.

Cash Generating Unit of Pemex Exploration and Production

As of December 31, 2018, Pemex Exploration and Production recognized a net reversal of impairment in the amount of Ps. 65,013,616 mainly due to (i) an advance of production in Cantarell for rethinking physical goals for the period from 2024 to 2029 with a recovery of Ps. 98,673,388. This computation was projected using a discount rate of 7.03% and a tax rate of 30% (observable market) on the operating profit with an economic horizon of 25 years, compared to a discount rate of 14.40% that includes the cost of financing and the pyramiding of taxes and observable rights in similar companies, including the Profit-sharing; (ii) application in the fourth quarter of the relevant discount rate and tax rate (observable market), a net benefit was generated in most of the projects with respect to the previous year, mainly in the Aceite Terciario del Golfo project in the amount of Ps. 29,592,863. The foregoing was partially offset by an impairment of Ps. (63,252,635), mainly in (i) the Aguas Someras 2 projects in the amount of Ps. (58,318,030), (ii) the Crudo Ligero Marino projects, mainly due to higher water and salt content in the hydrocarbons reserves, (iii) the Yaxche Project, due to operating impacts in the fields directly related to production, and (iv) the Tsimin Xux and Chuc projects, mainly due to the natural decline of proved hydrocarbon reserves.

The cash generating units of Pemex Exploration and Production are investment projects in productive fields with hydrocarbon reserves associated with proved reserves. These productive hydrocarbon fields contain varying degrees of heating power consisting of a set of wells and are supported by fixed assets associated directly with production, such as pipelines, production facilities, offshore platforms, specialized equipment and machinery.

Each project represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.

To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

Average crude oil price	58.02 USD/bl
Average gas price	4.89 USD/mpc
Average condensates price	43.21 USD/bl
Discount rate	7.03% annual

Pemex Exploration and Production, in compliance with practices observed in the industry, estimates the recovery value of asset by determining its value in use, based on cash flows associated with proved reserves after taxes and using a discount rate, also after taxes.

During 2018, Pemex Exploration and Production performed an analysis of the discount rate for its oil and gas activities cash flows in the domestic and international markets, taking into account the international price conditions, to value its production reserves.

In 2017, Pemex Exploration and Production used cash flows associated with proved reserves before tax and used an equally pre-taxdiscount rate, which was based on a weighted average cost of capital (“WACC”) grossed-up after taxes with a weight of the corporate tax rate of 30%, and the median of taxes and duties on hydrocarbon extraction from countries with similar conditions to the fields in Mexico, which discount rate was 57%.

As a result of the analysis performed in 2018, Pemex Exploration and Production noted that the industry is currently using after tax discount rates. Accordingly, Pemex Exploration and Production determined it would comply with the practices observed in the industry and started using the after-tax discount rate. The after-tax discount rate considers the present value of future cash flows, increasing interest rates of debt incurred by Petróleos Mexicanos, the risk of the country and specific industry-related risks (calculated as the median of the beta of industry companies), which is then used to calculate the WACC. The discount rate is independent of the capital structure of the subsidiary entity. The WACC considers the median proportion of debt and capital observed for companies in the sector.

Taking into consideration the assumptions described above, the pre-tax discount rate used by Pemex Exploration and Production in 2018 for the value in use was 7.03%, resulting in a net reversal or impairment of Ps. 65,013,616 for 2018.

For 2017, the pre-tax discount rate was 14.40%. If the same methodology had been applied in 2018, the discount rate after tax would have been 16.12% (the result of the gross-up of the 7.03% discount rate) and the net impairment would have been Ps. (958,060).

The total forecast production, calculated with a horizon of 25 years is 6,192 million barrels per day of crude oil equivalent.

Pemex Exploration and Production determines the recoverable amount of fixed assets based on the long-term estimated prices for Pemex Exploration and Production’s proved reserves. The recoverable amount on each asset is the value in use.

Cash Generating Units of Pemex Industrial Transformation

As of December 31, 2018, Pemex Industrial Transformation recognized a net reversal of impairment of Ps. 659,610.

The net reversal of impairment was in the following cash generating units:

Minatitlán Refinery	Ps.	14,448,080

Reversal of impairment		14,440,080

Salina Cruz Refinery		(7,955,528)
Tula Refinery		(5,099,635)
Madero Refinery		(733,307)

Impairment		(13,788,470)

Net reversal of impairment	Ps.	659,610

The net reversal of impairment was mainly due to (i) an increase in processing of refined products due to higher imports of crude oil and humid gas resulting in an increase in income related to transportation fees; (ii) the appreciation of the U.S. dollar against the peso, from a peso-U.S. dollar exchange rate of Ps.19.7867 to U.S. $1.00 as of December 31, 2017 to a peso-U.S. dollar exchange rate of Ps. 19.6829 to U.S. $1.00 as of December 31, 2018; (iii) a decrease in the discount rate of cash generating units of refined products and gas and petrochemicals by 0.1% and 8.1%, respectively; and (iv) an increase in maintenance of the refineries and a decrease in gas production.

Cash-generating units in Pemex Industrial Transformation are processing centers grouped according to their types of processes as refineries, gas complex processors, and petrochemical centers. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its cash generating units or by a third party. Each processing center of Pemex Industrial Transformation represents the smallest unit that can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.

Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the cash generating units, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.

To determine the value in use of long-lived assets associated with the cash-generating units of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	Refining	Gas	Petrochemicals
Average crude oil Price	53.98 U.S dollars	N.A.	N.A.
Processed volume	680 mbd	2,717 mmpcd of humid gas	Variable because the load inputs are diverse
Rate of U.S. dollar	Ps.19.6829 mxp/usd	Ps. 19.6829 mxp/usd	Ps. 19.6829 mxp/usd
Useful lives of the cash generating units	Average 14 years	Average 8 years	Average 7 years
Discount rate	11.52% annually	10.22% annually	8.92% annually
Period	2019-2034	2019-2027	2019-2026

The recoverable amount of assets is based on each asset’s value in use. The value in use for each asset is calculated based on cash flows, taking into consideration the volumes to be produced and sales to be carried out. As of December 31, 2018, the value in use for the impairment or reversal of impairment of fixed assets was as follows:

Minatitlán Refinery	Ps.	54,846,565
Madero Refinery		21,083,328
Salina Cruz Refinery		9,428,152
Tula Refinery		39,429,897

Total value in use	Ps.	124,787,942

ii.	As of December 31, 2017, the net impairment was as follows:

	Impairment		Reversal of impairment		Net Impairment
Pemex Exploration and Production	Ps.	(129,350,315)	Ps.	—	Ps.	(129,350,315)
Pemex Industrial Transformation		(19,751,882)		3,799,790		(15,952,092)
AGRO		(4,206,653)		—		(4,206,653)
Pemex Fertilizers		(1,935,500)		—		(1,935,500)

Total	Ps.	(155,244,350)	Ps.	3,799,790	Ps.	(151,444,560)

Cash Generating Unit of Pemex Exploration and Production

Pemex Exploration and Production recognized an impairment in the amount of Ps. (129,350,315) as of December 31, 2017, arising from: (i) the deferral of the development investments in the first 5 years of the economic horizon in the proved reserves, which caused a decrease in production and consequently in income, as well as the re-categorization of part of the proved reserves as probable reserve, as a consequence of budget adjustments in the strategic investments in the Cantarell, Aceite terciario del Golfo, Crudo Ligero Marino, Antonio J. Bermúdez and Tzimin Xux projects, (ii) insufficient cash flows to make up for costs recovery at the Burgos and Lakach projects as a result of the appreciation of the Mexican peso against the U.S. dollar by 4.3%, from a peso–U.S. dollar exchange rate of Ps. 20.6640 to U.S. $1.00 as of December 31, 2016 to a peso–U.S. dollar exchange rate of Ps. 19.7867 to U.S. $1.00 as of December 31, 2017, given that cash inflows are denominated in U.S. dollars and then translated to the reporting currency using the exchange rate at the date of report; (iii) a 0.3% increase in the discount rate; (iv) a 7.2% decrease in crude oil forward prices from 60.24 usd/bl in 2016 to 55.89 usd/bl in 2017 and (v) the natural decline in production in the Macuspana project.

The cash generating units of Pemex Exploration and Production are investment projects in productive fields with hydrocarbon reserves associated with proved reserves. These productive hydrocarbon fields contain varying degrees of heating power consisting of a set of wells and are supported by fixed assets associated directly with production, such as pipelines, production facilities, offshore platforms, specialized equipment and machinery.

Each project represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined. To determine the value in use of long-lived assets associated with hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

Average crude oil price	55.89 U.S. dollars/bl
Average gas price	4.92 U.S. dollars /mpc
Average condensates price	38.33 U.S. dollars /bl
Discount rate	14.40% annually

The total forecast production, calculated with a horizon of 25 years is 7,091 million barrels per day of crude oil equivalent.

Pemex Exploration and Production determines the recoverable amount of fixed assets based on the long-term estimated prices for Pemex Exploration and Production’s proved reserves. The recoverable amount on each asset is the value in use.

Cash Generating Units of Pemex Industrial Transformation

As of December 31, 2017, Pemex Industrial Transformation recognized a net impairment of Ps.(15,952,092).

The impairment was in the following cash generating units:

Minatitlán Refinery	Ps.	(5,691,005)
Madero Refinery		(8,480,880)
Salina Cruz Refinery		(5,579,997)

Total impairment of assets		(19,751,882)
Cangrejera Petrochemical Center		3,565,355
Independencia Petrochemical Center		112,292
Arenque gas processor complex		57,039
Matapionche gas processor complex		65,104

Reversal of impairment		3,799,790

Net impairment	Ps.	(15,952,092)

The impairment was mainly due to (i) an increase in capitalizable maintenance expenses in refining; (ii) the appreciation of the Mexican peso against the U.S. dollar, from a peso–U.S. dollar exchange rate of Ps. 20.6640 to U.S. $1.00 as of December 31, 2016 to a peso–U.S. dollar exchange rate of Ps. 19.7867 to U.S. $1.00 as of December 31, 2017; partially offset by (i) an increase in the transportation fees; (ii) an increase in the processing of wet gas due to higher imports of this product and redistribution by Pemex Exploration and Production; (iii) an increase in prices arising from the price liberalization in 2017; and (iv) a decrease in the discount rate of cash generating units of refined products, gas and petrochemicals of 4.4%, 4.5%, and 5.6%, respectively.

Cash-generating units in Pemex Industrial Transformation are processing centers grouped according to their types of processes as refineries, gas complex processors, and petrochemical centers. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its cash generating units or by a third party. Each processing center of Pemex Industrial Transformation represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.

Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the cash generating units, budget programs and various statistical models that consider historical information of processes and the capacity of the various processing centers.

To determine the value in use of long-lived assets associated with the cash-generating units of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	Refining	Gas	Petrochemicals
Average crude oil Price	51.30 U.S. dollars	N.A.	N.A.
Processed volume	767 mbd	3,085 mmpcd or sour gas	Variable because the load inputs are diverse
Rate of U.S. dollar	Ps.19.7867 mxp/usd	Ps.19.7867 mxp/usd	Ps.19.7867 mxp/usd
Useful lives of the cash generating units	Average of 16 years	Average of 9 years	Average of 6 years
Discount rate	11.53% annually	10.24% annually	9.71% annually
Period	2018-2034	2018-2029	2016-2024

The recoverable amount of assets is based on each asset’s value in use. The value in use for each asset is calculated based on cash flows, taking into consideration the volumes to be produced and sales to be carried out. As of December 31, 2017, the value in use for the impairment or reversal of impairment of fixed assets was as follows:

Minatitlán Refinery	Ps.	32,531,925
Madero Refinery		11,420,952
Salina Cruz Refinery		12,051,597
Cangrejera Petrochemical Center		17,544,825
Independencia Petrochemical Center		3,146,413
Arenque gas processor complex		1,283,201
Matapionche gas processor complex		1,074,729

Total value in use	Ps.	79,053,642

Pro-Agroindustria, S.A. de C.V.

Pro-Agroindustria, S.A. de C.V. recognized an impairment for Ps. (4,206,653) related to its nitric acid, amonium nitrate and UAN 32 acquired plants, the rehabilitation of which has not yet commenced. The company will not be able to develop an alternate plan for the rehabilitation of these plants in the following five years due to its financing commitments.

Cash Generating Units of Pemex Fertilizers

Cash generating units are plants used in the ammonia process.

Pemex Fertilizers recognized an impairment of Ps. (1,935,500) for the year ended December 31, 2017 resulting from (i) a decrease in the production capacity in fertilizers plants due to a shortage of raw material; (ii) an increase in raw material prices; and (iii) a decrease in ammonia sale prices.

The recoverable amount of assets is based on each asset’s value in use. To determine cash flows, volumes to be produced and sales to be carried out were taken into consideration. The value in use for the impairment of fixed assets was Ps. 2,744,600. The discount rate used was 9.71%.

f.	Capital Lease Arrangements

As of December 31, 2013, PEMEX had entered into nine capital lease arrangements for drilling equipment. These leases expire on various dates over the next 10 years.

As of December 31, 2015, PEMEX had entered into certain capital lease arrangements for two offshore platforms. These leases expire on various dates over the next 10 years.

As of December 31, 2018 and 2017, assets acquired through these capital leases were as follows:

	2018		2017
Investment in tankers and drilling equipment	Ps.	7,963,262	Ps.	11,142,197
Less accumulated depreciation		(886,946)		(1,696,089)

	Ps.	7,076,316	Ps.	9,446,108

The liabilities relating to the assets listed above are payable in the years following December 31, 2018 as presented below:

Year	Pesos		U.S. dollars
2019	Ps.	1,255,105	U.S. $	63,766
2020		1,186,253		60,268
2021		1,186,253		60,268
2022		1,186,253		60,268
2023		1,186,253		60,268
2024 and thereafter		892,218		45,330

		6,892,335		350,168
Less: short-term unaccrued interest		251,768		12,791
Less: long-term unaccrued interest		587,287		29,837

Total capital leases		6,053,280		307,540
Less: current portion of leases (excluding interest)		934,546		47,480

Total long-term capital leases	Ps.	5,118,734	U.S. $	260,060

The interest expense from capital leases for the years ended December 31, 2018, 2017 and 2016 was Ps. 301,449, Ps. 418,883 and Ps. 500,654, respectively.

g.

PEMEX can conduct exploration and extraction activities through Exploration and Extraction Contracts (“EECs”). The EECs are awarded individually, through associations or joint ventures based on guidelines approved by the NHC and are classified into:

a.	Production-sharing contracts;

b.	Profit-sharing contracts;

c.	License agreements; and

d.	Service contracts.

EECs as of December 31, 2018 are:

a.	Production-sharing contracts:

The object of the Profit-sharing contracts is the execution of oil activities under shared production contracts among Mexico through the Mexican Government via the NHC, Pemex Exploration and Production (as contractor), for the contractual area and the sharing of costs, risks, and terms and conditions involved in the contract and in accordance with the applicable regulations and best practices of the industry receiving, in exchange, benefits in favor of the contractor.

•

Exploration and Extraction Contract related to Block 2 Tampico Misantla, pursuant to a consortium formed by Pemex Exploration and Production and DEA and Compañía Española de Petróleos, S. A. U., (jointly liable). The object of the contract is the realization of oil activities, under shared production contracts, by the contractor for the contractual area and the sharing of costs, risks, terms and conditions involved in the contract and in accordance with the applicable regulations and best practices of the industry, receiving in exchange, benefits in favor of the contractor. Pemex Exploration and Production and DEA each have a 50% interest in this contractual area. Pemex Exploration and Production is the operator under this contract.

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Exploration and Extraction Contract, related to Block 8 Cuencas del Sureste, pursuant to a consortium formed by Pemex Exploration and Production, EPC Hidrocarburos México, S. A. de C. V. (EPC). and Ecopetrol Global Energy, S. L. U. (jointly liable). Pemex Exploration and Production was designated by all the participating companies and with the approval of the NHC as the operator of this contract and all operational aspects of the petroleum activities will be carried out only by the operator on behalf of all participating companies. Pemex Exploration and Production and EPC each have a 50% interest in this contractual area.

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Exploration and Extraction Contract, related to Block 16, Tampico Misantla, pursuant to a consortium by Pemex Exploration and Production, DEUTSCHE Erdoel México S. de R.L. de C.V. (as operator) and CEPSA E.P. México S. de R.L. de C.V., as jointly liable. Pemex Exploration and Production owns 40% of this contractual area, DEUTSCHE Erdoel México S. de R.L. de C.V. owns 40%, and CEPSA E.P. México S. de R.L. de C.V. owns 20%.

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Exploration and Extraction Contract, related to Block 17, Tampico Misantla, pursuant to a consortium by Pemex Exploration and Production, DEUTSCHE Erdoel México S. de R.L. de C.V. (as operator) and CEPSA E.P. México S. de R.L. de C.V., as jointly liable. Pemex Exploration and Production owns 40% of this contractual area, DEUTSCHE Erdoel México S. de R.L. de C.V. owns 40%, and CEPSA E.P. México S. de R.L. de C.V. owns 20%.

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Exploration and Extraction Contract, related to Block 18, Tampico Misantla, pursuant to a consortium by Pemex Exploration and Production (as operator) and CEPSA E.P. México S. de R.L. de C.V. (as partner). Pemex Exploration and Production owns 80% of this contractual area, and CEPSA E.P. México S. de R.L. de C.V. owns 20%.

•	Hydrocarbons Exploration and Extraction Contract for Block 29, Cuenca del Sureste, in which Pemex Exploration and Production owns 100% of the project.

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Hydrocarbons Exploration and Extraction Contract for Block 32, Cuenca del Sureste, by Pemex Exploration and Production (as operator) and Total E&P México, S.A. de C.V. (as partner). Pemex Exploration and Total E&P México, S.A. de C.V each have a 50% interest in this contractual area.

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Hydrocarbons Exploration and Extraction Contract for Block 33, Cuenca del Sureste, by Pemex Exploration and Production (as operator) and Total E&P México, S.A. de C.V. Pemex Exploration and Total E&P México, S.A. de C.V each have a 50% interest in this contractual area.

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Hydrocarbons Exploration and Extraction Contract for Block 35, Cuenca del Sureste, by Shell Exploración y Extracción de México, S.A. de C.V (as operator) and Pemex Exploration and Production. Total E&P México, S.A. de C.V. and Pemex Exploration each have a 50% interest in this contractual area.

•	Hydrocarbon Extraction Contract for the Ek-Balam (shallow water) Block. Pemex Exploration and Production owns 100% of this contractual area.

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Exploration and Extraction Contract, related to the Santuario El Golpe Block, pursuant to a consortium formed by Pemex Exploration and Production (as partner) and Petrofac México, S.A. de C.V. (PETROFAC), as operator. Pemex Exploration and Production owns 64% of this contractual area and PETROFAC owns 36%.

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Exploration and Extraction Contract, related to the Misión Block, pursuant to a consortium formed by Pemex Exploration and Production (as partner) and Servicios Múltiples de Burgos, S.A. de C.V. (as operator). Pemex Exploration and Production owns 51% of this contractual area and Servicios Múltiples de Burgos owns 49%.

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Exploration and Extraction Contract, related to Ébano Blocl, pursuant to a consortium formed by Pemex Exploration and Production (as partner), DS Servicios Petroleros, S.A. de C.V. (as operator) and D&S Petroleum S.A. de C.V. (as partner). Pemex Exploration and Production owns 45% of this contractual area, Servicios Múltiples de Burgos owns 54.99%, while D&S Petroleum S.A. de C.V. owns 0.01%.

b.	License contracts

The nature of the contract relationship is the execution of oil activities, under the license contracting modality, under which the contractor is granted the right to explore and extract at its exclusive cost and risk hydrocarbons owned by the Mexican nation, who must comply with the obligations arising from the contract in the name and representation of each of the signatory companies in the contractual area in accordance with the applicable regulations, industry best practices and the terms and conditions of the contract. The contractor shall be entitled to payment for hydrocarbons produced, in accordance with the terms of the contracts, and after payments to the Mexican Government are made.

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Hydrocarbons Exploration and Extraction Contract for Block 3 “Plegado Perdido”, in deep waters, formed by INPEX Corporation (“INPEX”) (as partner), Chevron Energía de Mexico, S. de R.L. de C.V. (“Chevron”) (as operator) and Pemex Exploration and Production, (as partner). Chevron, Pemex Exploration and Production and Inpex have a 37.50%, 27.50% and 35.00% interest in this project, respectively, and will be jointly liable for all obligations of the contractors according to this contract regardless of their participation interest.

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Hydrocarbons Exploration and Extraction Contract for Block 2, Plegado Perdido, formed by Pemex Exploration and Production (as partner) and Shell Exploración y Extracción de México, S.A. de C.V. (as operator). Pemex Exploration and Production and Shell Exploración y Extracción de México, S.A. de C.V. each have a 50% interest in this project.

•	Hydrocarbons Exploration and Extraction Contract for Block 5, Plegado Perdido, in which Pemex Exploration and Production owns 100% of the project.

•	Hydrocarbons Exploration and Extraction Contract for Block 18, Cordilleras Mexicanas, in which Pemex Exploration and Production owns 100% of the project.

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Hydrocarbons Exploration and Extraction Contract for Block 22, Cuenca Salina, formed by Pemex Exploration and Production, Inpex E&P México, S.A. de C.V., (as partners), and Chevron (as operator). Chevron, Pemex Exploration and Production and Inpex E&P México, S.A. de C.V., have a 37.5%, 27.5% and 35% interest in this project, respectively.

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A licensing contract with BHP Billiton Petróleo Operaciones de México, S. de R.L. (“BHP Billiton”) for the Trión Block. BHP Billiton owns 60% of the contractual area, while Pemex Exploration and Production owns 40%, and each of the signatory companies are jointly liable for all obligations of the contractors.

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Hydrocarbons Exploration and Extraction Contract for the Cárdenas Mora Block, for onshore fields, formed by Pemex Exploration and Production (as partner), Petrolera Cárdenas Mora, S. A. P. I. de C. V. (as operator) and Cheiron Holding Limited (jontly liable). Pemex Exploration and Production and Petrolera Cárdenas Mora, S. A. P. I. de C. V. each have a 50% of interest in this project.

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Hydrocarbons Exploration and Extraction Contract for the Ogarrio Block, for onshore fields, formed by Pemex Exploration and Production (as partner), Deutche Erdoel México, S. de R.L. de C.V. (as operator) and DEA Deutche Erdoel, A.G. (“DEA”) (jointly liable). Pemex Exploration and Production and DEA each have a 50% interest in this project.

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Hydrocarbons Exploration and Extraction Contract for the Miquetla Block, for onshore fields, formed by Pemex Exploration and Production (as partner) and Operadora de Campos DWF, S.A. de C.V. (as operator). Pemex Exploration and Production has a 49% interest in this project while Operadora de Campos DWF, S.A. de C.V. has a 51% interest.

Certain of the EECs are operated though joint arrangements, for which PEMEX recognizes in its financial statements, both the rights to the assets and the obligations for the liabilities, as well as profits and losses relating to the arrangements.

See below for a condensed statement of comprehensive income and condensed statement of financial position, summarizing the projects listed above:

	Production-sharing contracts
As of /For the year ended December 31, 2018	EK / Balam	Block 2	Block 8	Block 16	Block 17	Block 18	Block 29	Block 32	Block 33	Block 35	Santuario El Golpe	Misión	Ébano
Sales:
Net sales	10,374,061	—	—	—	—	—	—	—	—	—	1,268,482	644,768	421,591
Cost of sales	4,204,499	57,197	67,481	12,485	10,332	60,624	8,072	5,871	8,337	20,142	305,733	306,110	97,643

Gross income (loss)	6,169,562	(57,197)	(67,481)	(12,485)	(10,332)	(60,624)	(8,072)	(5,871)	(8,337)	(20,142)	962,749	338,658	323,948
Other income (loss), net	157,876	—	—	—	—	—	—	—	—	—	—	—	—
Administrative expenses	129,451	—	—	—	—	—	—	—	—	—	—	—	—

Operating income (loss)	6,197,987	(57,197)	(67,481)	(12,485)	(10,332)	(60,624)	(8,072)	(5,871)	(8,337)	(20,142)	962,749	338,658	323,948
Taxes, duties and other	3,980	—	—	—	—	—	—	—	—	—	—	—	—

Net income (loss)	6,194,007	(57,197)	(67,481)	(12,485)	(10,332)	(60,624)	(8,072)	(5,871)	(8,337)	(20,142)	962,749	338,658	323,948

Cash and cash equivalents	—	54,617	112,592	—	—	—	—	10,578	—	—	—	—	—
Accounts receivable	11,698,071	27,376	27,189	874	927	—	—	—	35,454	3,701	1,308,008	669,805	335,434

Total current assets	11,698,071	81,993	139,780	874	927	—	—	10,578	35,454	3,701	1,308,008	669,805	335,434
Wells, pipelines, properties, plant and equipment, net	20,344,054	—	—	—	—	—	—	—	—	—	1,022,923	2,210,968	406,075

Total assets	32,042,125	81,993	139,780	874	927	—	—	10,578	35,454	3,701	2,330,931	2,880,773	741,509

Suppliers	1,466,286	—	—	—	—	—	—	—	—	—	—	35,984	—
Taxes and duties payable	3,980	—	—	—	—	—	—	—	—	—	—	—	—
Other current liabilities	2,436,996	139,190	207,261	13,359	11,259	60,624	8,072	16,449	43,791	23,843	301,619	207,387	—

Total current liabilities	3,907,262	139,190	207,261	13,359	11,259	60,624	8,072	16,449	43,791	23,843	301,619	243,371	—
Other liabilities	69,195

Total liabilities	3,976,457	139,190	207,261	13,359	11,259	60,624	8,072	16,449	43,791	23,843	301,619	243,371	—
Equity (deficit), net	21,871,661	—	—	—	—	—	—	—	—	—	1,066,563	2,298,744	417,561

	Licence contracts
As of /For the year ended December 31, 2018	Block 3	Block 2	Block 5	Block 18	Block 22	Cárdenas Mora	Ogarrio	Miquetla
Sales:
Net sales	—	—	—	—	—	1,586,080	1,265,620
Cost of sales	58,261	41,156	52,555	9,390	186,693	714,233	604,373	2,713

Gross income (loss)	(58,261)	(41,156)	(52,555)	(9,390)	(186,693)	871,847	661,247	(2,713)
Other income (loss), net	—	—	—	—	—	—	—	—
Administrative expenses	—	—	—	—	—	—	—	—

Operating income (loss)	(58,261)	(41,156)	(52,555)	(9,390)	(186,693)	871,847	661,247	(2,713)
Taxes, duties and other	—	—	—	—	—	—	—	—

Net income (loss)	(58,261)	(41,156)	(52,555)	(9,390)	(186,693)	871,847	661,247	(2,713)

Cash and cash equivalents	—	—	—	3,362	—	—	—	—
Accounts receivable	14,888	6,151	—	—	23,555	1,820,428	1,300,773	406

Total current assets	14,888	6,151	—	3,362	23,555	1,820,428	1,300,774	406
Wells, pipelines, properties, plant and equipment, net	—	—	—	—	—	2,528,860	2,122,341	26,206

Total assets	14,888	6,151	—	3,362	23,555	4,349,288	3,423,115	26,612

Suppliers	—	—	—	—	—	—	—	—
Taxes and duties payable	—	—	—	—	—	—	—	—
Other current liabilities	73,149	47,307	52,555	12,752	210,248	860,137	564,565	2,943

Total current liabilities	73,149	47,307	52,555	12,752	210,248	860,137	564,565	2,943
Other liabilities

Total liabilities	73,149	47,307	52,555	12,752	210,248	860,137	564,565	2,943
Equity (deficit), net	—	—	—	—	—	2,617,304	2,197,303	26,382

	Profit-sharing			License
As of /For the year ended December 31, 2017	EK / Balam	Block 2	Block 8	Trion	Block 3	Total
Sales:
Net sales	7,009,464	—	—	—	—	7,009,464
Cost of sales	5,447,955	5,953	4,845	—	511	5,459,264

Gross income (loss)	1,561,509	(5,953)	(4,845)		(511)	1,550,200
Other income (loss), net	4,852	—	—	—	—	4,852
Administrative expenses	34,338	—	—	—	—	34,338

Operating income (loss)	1,532,023	(5,953)	(4,845)	—	(511)	1,520,714
Taxes, duties and other	158,347	—	—	—	—	158,347

Net income (loss)	1,373,676	(5,953)	(4,845)	—	(511)	1,362,367

Cash and cash equivalents	—	20	25	—	—	45
Accounts receivable	—	1,013	1,804	—	327	3,144

Total current assets	—	1,033	1,829	—	327	3,189
Wells, pipelines, properties, plant and equipment, net	14,869,906	—	—	4,498,234	1,107,311	20,475,451

Total assets	14,869,906	1,033	1,829	4,498,234	1,107,638	20,478,640

Suppliers	796,300	—	—	—	—	796,300
Taxes and duties payable	973	—	—	—	—	973
Other current liabilities	4,391	1,809	2,369	—	—	8,569

Total current liabilities	801,664	1,809	2,369	—	—	805,842

Total liabilities	801,664	1,809	2,369	—	—	805,842

Equity (deficit), net	14,068,242	(776)	(540)	4,498,234	1,107,638	19,672,798